LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED SEPTEMBER 23, 2019 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

Effective September 27, 2019, references to the preceding Principal Financial Officer are deleted in their entirety and information regarding the Treasurer is deleted and replaced with the following:

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During the Past Five Years

Christopher Berarducci Born 1974 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Treasurer and Principal Financial Officer	Since 2010 and 2019	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the officer took such office.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2019
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2019
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2019
BrandywineGLOBAL – Global Flexible Income Fund	April 29, 2019
BrandywineGLOBAL – Global High Yield Fund	February 1, 2019
BrandywineGLOBAL – Global Opportunities Bond Fund	April 29, 2019
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	March 23, 2019
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2019
BrandywineGLOBAL – International Opportunities Bond Fund	April 29, 2019
ClearBridge International Growth Fund	May 22, 2019
ClearBridge Small Cap Fund	May 22, 2019
ClearBridge Value Trust	May 22, 2019
Martin Currie Emerging Markets Fund	February 1, 2019
Martin Currie International Unconstrained Equity Fund	September 28, 2018
Martin Currie SMASh Series EM Fund	November 30, 2018
QS Global Market Neutral Fund	February 1, 2019
QS International Equity Fund	February 1, 2019
QS Strategic Real Return Fund	February 1, 2019
QS U.S. Small Capitalization Equity Fund	April 29, 2019
RARE Global Infrastructure Value Fund	February 1, 2019

Please retain this supplement for future reference.

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